SEGMENTED INFORMATION - Disclosure of detailed information about non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Total non-current assets	$ 255,434	$ 255,721
Argentina [Member]
Disclosure of operating segments [line items]
Total non-current assets	41,711	41,711
Australia [Member]
Disclosure of operating segments [line items]
Total non-current assets	6,974	7,010
Brazil [Member]
Disclosure of operating segments [line items]
Total non-current assets	15,067	15,811
Canada [Member]
Disclosure of operating segments [line items]
Total non-current assets	40,303	37,866
Chile [Member]
Disclosure of operating segments [line items]
Total non-current assets	62,419	62,765
Mexico [Member]
Disclosure of operating segments [line items]
Total non-current assets	48,875	49,902
USA [Member]
Disclosure of operating segments [line items]
Total non-current assets	39,781	40,240
Other [Member]
Disclosure of operating segments [line items]
Total non-current assets	$ 304	$ 416